Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Summary of approach and key assumptions used to determine CGU FVLCD (Detail)	Mar. 31, 2021	Mar. 31, 2020
Passenger vehicle segment [member]
Disclosure Of Approach And Key Assumptions Used To Determine CGU FVLCD [Line Items]
Enterprise value to sales multiple	1.27	0.75